Private Placement (Details Narrative) - USD ($)						12 Months Ended
	Jan. 09, 2023	Jan. 06, 2023	Jan. 04, 2023	Jan. 03, 2023	Jan. 08, 2022	Dec. 31, 2024	Dec. 31, 2023
Proceeds from sale of private units							$ 4,092,000
Alpha Time Acquisition Corp [Member]
Number of private units sold, shares			115,500
Units description				The Founder Shares and Private Units (and underlying securities) will not, subject to certain exceptions, be transferred, assigned, sold or released from escrow in the case of (i) 50% of the Founder Shares and Private Units (and underlying securities) until the earlier to occur of: (A) six months after the date of the consummation of our initial business combination, or (B) the date on which the closing price of our ordinary shares equals or exceeds $12.50 per share (as adjusted for share splits, share dividends, reorganizations and recapitalizations) for any 20 trading days within any 30-trading day period commencing after our initial business combination and (ii) the remaining 50% of the Founder Shares and Private Units (and underlying securities) until six months after the date of the consummation of our initial business combination, or earlier, in either case, if, subsequent to our initial business combination, we consummate a subsequent liquidation, merger, stock exchange or other similar transaction which results in all of our shareholders having the right to exchange their shares for cash, securities or other property.
Alpha Time Acquisition Corp [Member] | Private Warrant [Member]
Sale of stock, price per share			$ 11.50
Alpha Time Acquisition Corp [Member] | Sponsor [Member]
Number of private units sold, shares		17,325			287,500
Sale of stock, price per share		$ 2.00
Private Placement [Member] | Alpha Time Acquisition Corp [Member] | Sponsor [Member]
Number of private units sold, shares	38,700	38,700	370,500
Sale of stock, price per share	$ 10.00		$ 10.00
Proceeds from sale of private units	$ 387,000		$ 3,705,000
Units description			Each whole Private Placement Unit will consist of one ordinary share (“Private Share”), one warrant (“Private Warrant”) and one right (“Private Right”) entitling the holder thereof to receive one-tenth of one Private Share upon the completion of an Initial Business Combination.
Private Placement [Member] | Sponsor [Member] | Alpha Time Acquisition Corp [Member]
Number of private units sold, shares			370,500
Sale of stock, price per share			$ 10.00
Units description			Each whole Private Placement Unit will consist of one ordinary share (“Private Share”), one warrant (“Private Warrant”) and one right (“Private Right”) entitling the holder thereof to receive one-tenth of one Private Share upon the completion of an Initial Business Combination.